Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

Note 6:- LEASES

The Company has five non-cancelable operating lease agreements for certain office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably certain to exercise.

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2024	2023
Cash payments and expenses related to operating leases	(416)	(309)
Operating lease right-of-use assets and liabilities, net	(167)	88

Maturities of lease liabilities as of September 30, 2024, were as follows:

Operating leases
2024 (three months ended December 31, 2024)	104
2025	365
2026	366
2027	360
2028	340
2029	330
2030	37
Total lease payments	1,902

Supplemental balance sheet information related to operating leases were as follows:

September 30,
2024
Operating lease right-of-use assets	$1,800
Current maturities of operating leases	$524
Long-term operating lease liabilities	$1,443
Weighted average remaining lease term (in years)	5.1
Weighted average discount rate	9.5%